JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

February 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)

John Hancock U.S. Growth Fund (the “Fund”)

File Nos. 333-126293; 811-21779

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”); and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 182 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 184 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to incorporate changes regarding the Fund’s Class A sales charge waivers. This Rule 485(a) filing is being made to add an Appendix to the Prospectus to reflect sales charge waivers for shareholders purchasing through certain financial intermediaries. No fees are required in connection with this filing.

Pursuant to Investment Company Act Release No. 13,768, the Fund respectfully requests selective review by the SEC staff of those sections of its Prospectus and Statement of Additional Information which are not substantially similar to disclosure contained in the Prospectus and Statement of Additional Information in the Registration Statement of John Hancock U.S. Growth Fund, a series of John Hancock Funds II, 1933 Act File No. 333-126293 and 1940 Act File No. 811-21779. U.S. Growth Fund filed a Rule 485(a) filing on October 26, 2016 (Accession No. 0001133228-16-013395) and a Rule 485(b) filing on December 27, 2016 (Accession No. 0001133228-16-014894).

Finally, the Fund notes that pursuant to the Staff’s IM Guidance Update No. 2016-06, the Fund intends to submit under separate correspondence a request under Rule 485(b)(1)(vii), to treat this filing as the “template filing” to avoid the need to file multiple Rule 485(a) filings for other John Hancock Funds with substantially identical disclosure as it relates to the addition of the Appendix. The addition of the Appendix under Rule 485(b) (or another appropriate rule as permitted by the SEC guidelines) to other Funds (the “replicant filings”) will include substantially identical disclosure as it relates to the addition of the Appendix, incorporate changes made to the disclosure included in the template filing to resolve any staff comments thereon, not include any other changes that would otherwise render them ineligible for filing under Rule 485(b), and will seek automatic effectiveness.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee
Assistant Secretary